Provisions (Tables)	12 Months Ended
Sep. 30, 2025
Provisions [abstract]
Disclosure of movement in provisions

	Severances[1]	Decommissioning liabilities[2]	Others[3]	Total
	$	$	$	$
As at September 30, 2024	12,003	20,038	14,381	46,422
Additional provisions	217,475	7,719	21,114	246,308
Utilized amounts	(95,650)	(647)	(8,496)	(104,793)
Reversals of unused amounts	(3,819)	(628)	(6,287)	(10,734)
Discount rate adjustment and imputed interest	—	297	136	433
Foreign currency translation adjustment	4,307	1,159	894	6,360
As at September 30, 2025	134,316	27,938	21,742	183,996
Current portion	119,850	6,786	17,695	144,331
Non-current portion	14,466	21,152	4,047	39,665
[1]    See Note 25, Restructuring, acquisition and related integration costs.
2    As at September 30, 2025, the decommissioning liabilities were based on the expected cash flows of $26,718,000 and were discounted at a weighted average rate of 1.73%. The timing of settlements of these obligations ranges between one and fifteen years as at September 30, 2025. The reversals of unused amounts are due to favourable settlements.
[3] As at September 30, 2025, others included provisions on revenue-generating contracts, onerous supplier contracts mainly under the restructuring, the cost optimization program and related integration costs (Note 25), as well as litigation and claims.